UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5003

Blue Chip Value Fund, Inc.
 (Exact name of registrant as specified in charter)

1225 17th Street, 26th Floor, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Michael P. Malloy
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, Pennsylvania 19103-6996
 (Name and address of agent for service)

Registrant's Telephone Number, including Area Code: (800) 624-4190

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1 - Schedule of Investments.

BLUE CHIP VALUE FUND, INC.

STATEMENT OF INVESTMENTS
March 31, 2007 (Unaudited)
				Market
		Shares	Cost	Value
COMMON STOCKS	106.81%
CAPITAL GOODS	11.93%
Aerospace & Defense	4.66%
General Dynamics Corp.		54,300	$2,889,696	$4,148,520
Raytheon Co.		63,500	2,386,783	3,331,210
			5,276,479	7,479,730

Electrical Equipment	2.01%
General Electric Co.		91,400	3,275,765	3,231,904

Farm Equipment	1.49%
CNH Global N.V.		64,200	2,491,878	2,394,018

Industrial Products	3.77%
ITT Corp.		35,300	1,805,258	2,129,296
Parker Hannifin Corp.		45,500	3,216,607	3,927,105
			5,021,865	6,056,401

TOTAL CAPITAL GOODS			16,065,987	19,162,053

COMMERCIAL SERVICES	3.91%
IT Services	1.08%
Computer Sciences Corp. **		33,350	1,572,456	1,738,535

Transaction Processing	2.83%
First Data Corp.		92,900	2,043,511	2,499,010
The Western Union Co.		92,900	1,712,279	2,039,155
			3,755,790	4,538,165

TOTAL COMMERCIAL SERVICES			5,328,246	6,276,700

COMMUNICATIONS	6.47%
Networking	2.54%
Cisco Systems Inc. **		159,700	4,000,220	4,077,141

Telecomm Equipment & Solutions	3.93%
Nokia Corp.** (ADR)		119,700	1,920,063	2,743,524
QUALCOMM Inc.		83,900	3,552,125	3,579,174
			5,472,188	6,322,698

TOTAL COMMUNICATIONS			9,472,408	10,399,839

CONSUMER CYCLICAL	10.44%
Clothing & Accessories	2.66%
TJX Companies Inc.		158,600	3,759,240	4,275,856

Department Stores	1.44%
J.C. Penney Co. Inc.		28,200	1,637,670	2,316,912

Hotels & Gaming	2.25%
Starwood Hotels & Resorts Worldwide Inc.		55,700	2,165,453	3,612,145

Publishing & Media	2.15%
Walt Disney Co.		100,500	2,549,316	3,460,215

Restaurants	1.94%
Darden Restaurants Inc.		75,540	1,982,868	3,111,493

TOTAL CONSUMER CYCLICAL			12,094,547	16,776,621

CONSUMER STAPLES	7.22%
Consumer Products	2.98%
Colgate-Palmolive Co.		71,800	4,090,497	4,795,522

Food & Agricultural Products	4.24%
Bunge Ltd.		60,500	2,758,347	4,974,310
Campbell Soup Co.		47,100	1,444,781	1,834,545
			4,203,128	6,808,855

TOTAL CONSUMER STAPLES			8,293,625	11,604,377

ENERGY	9.32%
Exploration & Production	4.74%
Occidental Petroleum Corp.		79,700	2,388,264	3,930,007
XTO Energy Inc.		67,200	2,133,990	3,683,232
			4,522,254	7,613,239

Integrated Oils	2.32%
Marathon Oil Corp.		37,700	1,657,053	3,725,891

Oil Services	2.26%
Transocean Inc. **		44,400	1,699,961	3,627,480

TOTAL ENERGY			7,879,268	14,966,610

INTEREST RATE SENSITIVE	26.58%
Integrated Financial Services	3.01%
Citigroup Inc.		94,100	4,215,956	4,831,094

Money Center Banks	1.76%
Bank of America Corp.		55,500	2,608,684	2,831,610

Property Casualty Insurance	8.05%
ACE Ltd.		70,700	3,914,274	4,034,142
American International Group Inc.		67,800	4,364,008	4,557,516
MBIA Inc.		40,100	2,364,032	2,626,149
MGIC Investment Corp.		29,200	1,704,892	1,720,464
			12,347,206	12,938,271

Regional Banks	3.98%
The Bank of New York Co. Inc.		42,800	1,512,282	1,735,540
SunTrust Banks Inc.		19,800	1,523,951	1,644,192
Wachovia Corp.		54,600	2,810,094	3,005,730
			5,846,327	6,385,462

Securities & Asset Management	5.41%
Merrill Lynch & Company Inc.		46,200	2,929,980	3,773,154
Morgan Stanley & Co.		40,400	2,202,335	3,181,904
State Street Corp.		26,700	1,737,516	1,728,825
			6,869,831	8,683,883

Specialty Finance	2.74%
Countrywide Financial Corp.		56,900	1,979,283	1,914,116
Freddie Mac		41,700	2,663,933	2,480,733
			4,643,216	4,394,849

Thrifts	1.63%
Washington Mutual Inc.		65,000	2,585,243	2,624,700

TOTAL INTEREST RATE SENSITIVE			39,116,463	42,689,869

MEDICAL - HEALTHCARE	17.58%
Medical Technology	5.96%
Medtronic Inc.		96,500	4,752,346	4,734,290
Zimmer Holdings Inc. **		56,700	3,892,049	4,842,747
			8,644,395	9,577,037

Pharmaceuticals	11.62%
Abbott Laboratories		126,200	5,377,135	7,041,960
Amgen Inc. **		67,200	3,960,607	3,755,136
Barr Pharmaceuticals Inc. **		33,500	1,556,294	1,552,725
Teva Pharmaceutical Industries Ltd. (ADR)		168,800	4,578,345	6,318,184
			15,472,381	18,668,005

TOTAL MEDICAL - HEALTHCARE			24,116,776	28,245,042

TECHNOLOGY	10.56%
Computer Software	3.62%
Microsoft Corp.		122,900	3,268,719	3,425,223
VeriSign Inc. **		94,800	2,161,432	2,381,376
			5,430,151	5,806,599

PC's & Servers	2.92%
International Business Machines Corp.		49,800	4,015,749	4,694,148

Semiconductors	4.02%
Altera Corp. **		147,000	2,832,663	2,938,530
Intel Corp.		184,200	3,621,541	3,523,746
			6,454,204	6,462,276

TOTAL TECHNOLOGY			15,900,104	16,963,023

TRANSPORTATION	2.80%
Railroads	2.80%
Norfolk Southern Corp.		88,800	3,191,056	4,493,280

TOTAL TRANSPORTATION			3,191,056	4,493,280
TOTAL COMMON STOCKS			141,458,480	171,577,414

SHORT TERM INVESTMENTS	0.18%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares *		296,660	296,660	296,660

TOTAL SHORT TERM INVESTMENTS			296,660	296,660

TOTAL INVESTMENTS	106.99%		$141,755,140	$171,874,074
Liabilities in Excess of Other Assets	(6.99)%			(11,233,779)
NET ASSETS	100.00%			$160,640,295

** Non Income Producing Security.
ADR - American Depositary Receipt.
See accompanying notes to statement of investments.

Blue Chip Value Fund, Inc
Country Breakdown as of March 31, 2007 (Unaudited)
Country	Market Value	%
United States	$156,087,546	97.17%
Israel	$6,318,184	3.93%
Bermuda	$4,034,142	2.51%
Finland	$2,743,524	1.71%
Netherlands	$2,394,018	1.49%
Cash and Cash equivalents	$296,660	0.18%
Liabilities in Excess
of other Assets	$(11,233,779)	-6.99%

Net Assets	$160,640,295	100.00%

Please note the country classification is based on the company headquarters.
All of the Fund's investments are traded on U.S. exchanges.

BLUE CHIP VALUE FUND
NOTES TO STATEMENT OF INVESTMENTS
March 31, 2007 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Blue Chip Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its statement of investments.

Security Valuation-All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open. Listed securities are generally valued at the last sales price as of the close of regular trading on the NYSE. Securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") are generally valued at the NASDAQ Official Closing Price ("NOCP"). In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.  Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Investment Transactions-Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investment are determined on the "specific identification" basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income, which includes interest earned on money market funds, is accrued and recorded daily.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes to the financial statements. Actual results could differ from those estimates.

2. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS  (TAX BASIS)

As of March 31, 2007:

Gross appreciation (excess of value over tax cost)	$ 30,458,168
Gross depreciation (excess of tax cost over value)	(1,110,617)
Net unrealized appreciation	$ 29,347,551
Cost of investments for income tax purposes	$142,526,523

3. LOAN OUTSTANDING

The Fund has a line of credit with The Bank of New York ("BONY") in which the Fund  may borrow up to the lesser of $15,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. The interest rate resets daily at overnight Federal Funds Rate plus 0.825%.

The borrowings under the BONY loan are secured by a perfected security interest on all of the Fund's assets.

Details of the loan outstanding are as follows:

		Average for the
	As of	Period Ended
	March 31,	March 31,
	2007	2007
Loan outstanding	$11,150,000	$9,048,556
Interest rate	6.13%*	6.08%
% of Fund's total assets	6.48%	5.26%
Amount of debt per share outstanding	$ 0.40	$ 0.32
Number of shares outstanding (in thousands)	28,131	28,129**

*Annualized
**Weighted average

4. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. Management of the Fund currently believes that FASB Interpretation No. 48 will have no impact on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No.157). SFAS No. 157 defines fair value for securities in the Fund's portfolio, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No.157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

Item 2 - Controls and Procedures.

(a)        The registrant's  Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP VALUE FUND, INC.

By:       /s/ Todger Anderson
            Todger Anderson
            President / Principal    Executive Officer

Date:    May 30, 2007

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Todger Anderson
            Todger Anderson
            President / Principal
            Executive Officer

Date:    May 30, 2007

By:       /s/ Jasper R. Frontz
            Jasper R. Frontz
            Treasurer / Principal
            Financial Officer

Date:    May 30, 2007